Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Derivative instruments - commodity derivatives	$ 10,089	$ 434
Liabilities:
Derivative instruments - common stock warrants	11,902
Derivative instruments - commodity derivatives	431	7,263
Carrying Value
Assets:
Derivative instruments - commodity derivatives	10,089	465
Liabilities:
Derivative instruments - common stock warrants	11,902
Revolving credit facilities		51,100
Derivative instruments - commodity derivatives	431	7,920
Total Fair Value
Assets:
Derivative instruments - commodity derivatives	10,089	465
Liabilities:
Derivative instruments - common stock warrants	11,902
Revolving credit facilities		51,100
Derivative instruments - commodity derivatives	431	7,920
Fair Value, Recurring | Total Fair Value
Assets:
Derivative instruments - commodity derivatives	20,197	4,821
Liabilities:
Derivative instruments - common stock warrants	11,902
Derivative instruments - commodity derivatives	$ 10,539	$ 11,649